SIGNIFICANT ACCOUNTING POLICIES - Other liabilities (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Discount Rate	2.20%	3.00%	4.20%
Projected increase rate in compensation	3.00%	10.00%	32.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Discount Rate	8.20%	7.70%	12.20%
Projected increase rate in compensation	31.00%	31.00%	175.00%